NOTES AND LOANS PAYABLE	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
NOTES AND LOANS PAYABLE

7.	NOTES AND LOANS PAYABLE

Notes payable at March 31, 2024 and December 31, 2023 are summarized as follows:

	March 31, 2024	December 31, 2023
Notes and loans payable	$3,743,856	$2,280,743
Less current portion	(3,599,345)	(2,136,077)
Long-term portion	$144,511	$144,666

Long-term debt matures as follows:

Amount
2024 (remainder of year)	$3,599,345
2025	4,983
2026	4,983
2027	4,983
2028	4,983
Thereafter	124,579
Total	$3,743,856

Loans and Notes Payable – Unrelated Party

On March 12, 2009, the Company issued a debenture in the principal amount of $20,000. The debenture bore interest at 12% per year and matured on September 12, 2009. The balance of the debenture was $10,989 at March 31, 2024 and December 31, 2023. The accrued interest of the debenture was $7,876 and $7,547 at March 31, 2024 and December 31, 2023, respectively. The Company assigned all of its receivables from consumer activations of the rewards program as collateral on this debenture.

Small Business Administration (“SBA”) Loans

On June 2, 2020, the Company obtained an SBA loan in the principal amount of $150,000 with an interest rate of 3.75% and a maturity date of June 2, 2050. The principal balance and accrued interest at March 31, 2024 was $149,494 and $0, respectively, and principal and accrued interest at December 31, 2023 was $149,655 and $956, respectively.

Line of Credit

On September 29, 2023, the Company and Nova entered into a two-year revolving purchase and security agreement with DML HC Series, LLC to sell, with recourse, Nova’s accounts receivables for a revolving financing up to a maximum advance amount of $4.5 million. As of March 31, 2024 and December 31, 2023, the Company had $3,583,373 and $2,120,100, respectively, outstanding balance against the revolving receivable line of credit. The revolving purchase and security agreement includes discounts recorded as interest expense on each funding and matures on September 29, 2025.